Warrants - Schedule of Weighted-Average Strike Price and Time to Maturity for Each Warrant Tranche (Details) - $ / shares		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liability Classified Warrants [Member] | Private Placement Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents		229,520	229,520	229,520
Weighted-Average Strike Price		$ 287.5	$ 287.5	$ 287.5
Weighted-Average Time to Maturity		2 years 6 months 29 days	2 years 9 months 25 days	3 years 9 months 25 days
Liability Classified Warrants [Member] | PIPE Investor Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents		20,000	20,000	20,000
Weighted-Average Strike Price		$ 287.5	$ 287.5	$ 287.5
Weighted-Average Time to Maturity		2 years 6 months 29 days	2 years 9 months 25 days	3 years 9 months 25 days
Equity Classified Warrants [Member] | February 2025 Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents		3,776,471
Weighted-Average Strike Price		$ 1.73
Weighted-Average Time to Maturity		4 years 11 months 26 days
Equity Classified Warrants [Member] | February Two Thousand Twenty Five Pre-Funded Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents		746,000
Weighted-Average Strike Price		$ 0
Weighted-Average Time to Maturity	[1]
Equity Classified Warrants [Member] | July 2024 Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents		1,014,219	1,014,219
Weighted-Average Strike Price		$ 10.72	$ 10.72
Weighted-Average Time to Maturity		4 years 3 months 10 days	4 years 6 months 10 days
Equity Classified Warrants [Member] | January 2024 Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents		672,129	672,129
Weighted-Average Strike Price		$ 2.38	$ 20.83
Weighted-Average Time to Maturity		4 years 2 months 8 days	3 years 3 days
Equity Classified Warrants [Member] | Public Stockholders' Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents		422,000	422,000	422,000
Weighted-Average Strike Price		$ 287.5	$ 287.5	$ 287.5
Weighted-Average Time to Maturity		2 years 6 months 29 days	2 years 9 months 25 days	3 years 9 months 25 days
Equity Classified Warrants [Member] | Legacy SeaStar Inc. Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents		1,957	1,957
Weighted-Average Strike Price		$ 250	$ 250
Weighted-Average Time to Maturity		1 year 1 month 17 days	1 year 4 months 17 days

[1]	the February 2025 Pre-Funded Warrants have a strike price of $0.001 and do not expire.